Financial Investors Trust

Prime Money Market Fund

SUPPLEMENT DATED MARCH 11, 2008 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2007

On March 11, 2008, the Board of Trustees of the Financial Investors Trust authorized an orderly liquidation of the Prime Money Market Fund, subject to shareholder approval.

Effective March 11, 2008, the Fund was closed to new investors in preparation for the liquidation.

The proposed effective date for the liquidation has yet to be determined.